May 19, 2016

SOUND MIND INVESTING FUND

SMI 50/40/10 FUND

SMI DYNAMIC ALLOCATION FUND

Each a series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated February 29, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated February 29, 2016, for the Sound Mind Investing Fund, the SMI 50/40/10 Fund and the SMI Dynamic Allocation Fund (each a “Fund”) is hereby amended to reflect the following new information.

New Address for the Funds

Beginning May 23, 2016, inquiries concerning the Funds or shareholder accounts, and orders to purchase or redeem shares of a Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Sound Mind Investing Funds	Sound Mind Investing Funds
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Funds toll-free at (877) 764-3863. You may also obtain additional copies of the Funds’ Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Funds toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Funds and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 764-3863.

May 19, 2016

SMI BOND FUND

SMI CONSERVATIVE ALLOCATION FUND

Each a series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated February 29, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated February 29, 2016, for the SMI Bond Fund and the SMI Conservative Allocation Fund (each a “Fund”) is hereby amended to reflect the following new information.

New Address for the Funds

Beginning May 23, 2016, inquiries concerning the Funds or shareholder accounts, and orders to purchase or redeem shares of a Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Sound Mind Investing Funds	Sound Mind Investing Funds
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Funds toll-free at (877) 764-3863. You may also obtain additional copies of the Funds’ Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Funds toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Funds and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 764-3863.

May 19, 2016

LS OPPORTUNITY FUND

A series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated September 25, 2015

The Prospectus and Statement of Additional Information (the “SAI”), each dated September 25, 2015, for the LS Opportunity Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning May 23, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
LS Opportunity Fund	LS Opportunity Fund
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (877) 336-6763. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 336-6763.

May 19, 2016

GREEN OWL INTRINSIC VALUE FUND

A series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated February 29, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated February 29, 2016, for the Green Owl Intrinsic Value Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning May 23, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Green Owl Intrinsic Value Fund	Green Owl Intrinsic Value Fund
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (888) 695-3729. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 695-3729.

May 19, 2016

GRANITE VALUE FUND

A series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated February 29, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated February 29, 2016, for the Granite Value Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning May 23, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Granite Value Fund	Granite Value Fund
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (888) 442-9893. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (888) 442-9893.

May 19, 2016

GOLUB GROUP EQUITY FUND

A series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated May 31, 2015

The Prospectus and Statement of Additional Information (the “SAI”), each dated May 31, 2015, for the Golub Group Equity Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning May 23, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Golub Group Equity Fund	Golub Group Equity Fund
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (866) 954-6682. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (866) 954-6682.

May 19, 2016

DREMAN CONTRARIAN SMALL CAP VALUE FUND

A series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated February 29, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated February 29, 2016, for the Dreman Contrarian Small Cap Value Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning May 23, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Dreman Contrarian Small Cap Value Fund	Dreman Contrarian Small Cap Value Fund
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (800) 247-1014. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (800) 247-1014.

May 19, 2016

DANA LARGE CAP EQUITY FUND

DANA SMALL CAP EQUITY FUND

Each a series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated February 29, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated February 29, 2016, for the Dana Large Cap Equity Fund and the Dana Small Cap Equity Fund (each a “Fund”) is hereby amended to reflect the following new information.

New Address for the Funds

Beginning May 23, 2016, inquiries concerning the Funds or shareholder accounts, and orders to purchase or redeem shares of a Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Dana Family of Funds	Dana Family of Funds
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Funds toll-free at (855) 280-9648. You may also obtain additional copies of the Funds’ Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Funds toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Funds and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (855) 280-9648.

May 19, 2016

CLOUD CAPITAL STRATEGIC ALL CAP FUND

A series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated September 28, 2015

The Prospectus and Statement of Additional Information (the “SAI”), each dated September 28, 2015, for the Cloud Capital Strategic All Cap Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning May 23, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
Cloud Capital Strategic All Cap Fund	Cloud Capital Strategic All Cap Fund
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (877) 670-2227. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 670-2227.

May 19, 2016

BRC LARGE CAP FOCUS EQUITY FUND

BRC MID CAP DIVERSIFIED EQUITY FUND

Each a series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated February 29, 2016

The Prospectus and Statement of Additional Information (the “SAI”), each dated February 29, 2016, for the BRC Large Cap Focus Equity Fund and the BRC Mid Cap Diversified Equity Fund (each a “Fund”) is hereby amended to reflect the following new information.

New Address for the Funds

Beginning May 23, 2016, inquiries concerning the Funds or shareholder accounts, and orders to purchase or redeem shares of a Fund should be addressed to:

Regular Mail	Express/Overnight Mail
BRC Funds	BRC Funds
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Funds toll-free at (877) 272-1214. You may also obtain additional copies of the Funds’ Prospectus and SAI, free of charge, by writing to the Funds c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Funds toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Funds and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (877) 272-1214.

May 19, 2016

BFS EQUITY FUND

A series of Valued Advisers Trust

Supplement to Prospectus and Statement of Additional Information

Each dated September 28, 2015

The Prospectus and Statement of Additional Information (the “SAI”), each dated September 28, 2015, for the BFS Equity Fund (the “Fund”) is hereby amended to reflect the following new information.

New Address for the Fund

Beginning May 23, 2016, inquiries concerning the Fund or shareholder accounts, and orders to purchase or redeem shares of the Fund should be addressed to:

Regular Mail	Express/Overnight Mail
BFS Equity Fund	BFS Equity Fund
c/o Ultimus Asset Services, LLC	c/o Ultimus Asset Services, LLC
P.O. Box 46707	225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246-0707	Cincinnati, Ohio 45246

For further information concerning purchases or redemptions of Fund shares, see “SUMMARY SECTION – PURCHASE AND SALE OF FUND SHARES”, “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES” in the Prospectus.

Further Information

For further information, please contact the Fund toll-free at (855) 575-2430. You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to the Fund c/o Ultimus Asset Services, LLC at Post Office Box 46707, Cincinnati, Ohio 45246-0707, or by calling the Fund toll-free at the number above.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know before investing in the Fund and should be retained for future reference. These documents are available upon request and without charge by calling Shareholder Services at (855) 575-2430.